Equity	12 Months Ended
Dec. 31, 2014
Equity
Equity

11. Equity

On November 19, 2014, the Partnership completed the initial public offering of 2,750,000 common units representing limited partner interests, including 100,000 units issued upon exercise of the underwriters’ over-allotment option. In addition, Landmark purchased from us of an additional 2,066,995 subordinated units for cash at the initial public offering price of our common units. The contribution by Fund A and Fund D to us of substantially all of their assets and liabilities, including their obligations under their secured debt facilities, in exchange for, in the aggregate, 1,952,665 common units, 1,068,114 subordinated units and a cash distribution of $59,667,292.

We received $52,250,000 of gross proceeds from the sale of 2,750,000 common units and $39,272,905 gross proceeds from the sale of 2,066,995 subordinated units to Landmark at the initial offering price of $19.00. After deducting underwriting discounts, structuring fees, and other offering costs of $9,519,321, our net proceeds from the IPO were $82,003,584. We used the net proceeds from the IPO, together with the proceeds from our sale of subordinated units to Landmark, as follows:

•	to make a distribution of $59,667,292 to Fund A and D; and

•	to pay down $19,157,418 of outstanding indebtedness under our revolving credit facility, net of $2,907,382 in commitment fees and expenses under our revolving credit facility.

As a result of the formation transactions and the IPO, Landmark and its affiliates own (a) our general partner; (b) a 40% subordinated unit interest in us and; (c) all of the incentive distribution rights.